Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions
Related Party Transactions

Note 23—Related Party Transactions

We have determined that Abrams Capital Management, L.P., Avenue Capital Management II, L.P., Strategic Value Partners, LLC and certain of their affiliates (the “Principal Shareholders”) meet the definition of related parties under U.S. GAAP. As of December 31, 2018, the Principal Shareholders held $36.1 million of our Second Lien PIK Notes.

During the Predecessor periods in 2018 and 2017, the following related party transactions occurred:

Pursuant to the Global Settlement entered into in August 2018 with QP, and as approved by the Bankruptcy Court, the Company agreed to reimburse QP up to $13.0 million for fees and out-of-pocket expenses incurred in connection with the Debtors’ Chapter 11 proceedings, of which $12.0 million was recorded in reorganization items in our consolidated statements of operations.

In September 2018, QP purchased $20.0 million in principal amount of our Second Lien PIK Notes in our offering of such notes.

During 2018, we paid QP an aggregate of $0.7 million in director fees for services provided by directors affiliated with QP.

In August 2017, we executed an agreement with QP for the reimbursement or payment of certain legal and advisory fees incurred by QP and related to its participation in the negotiation of our debt restructuring. During the year ended December 31, 2017, we incurred fees of $3.2 million under such agreement. This agreement expired by its terms upon our filing of the Bankruptcy Petitions.